Average Annual Total Returns	12 Months Ended
Sep. 30, 2011
Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.42%
Five Years	(1.69%)
Ten Years	2.27%
Inception Date	Dec. 10, 1986
Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.54%
Five Years	(1.57%)
Ten Years	2.41%
Inception Date	May 14, 2001
Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.37%
Five Years	(0.73%)
Since Inception	(0.50%)
Inception Date	Nov. 30, 2006
Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.45%
Five Years	(0.66%)
Since Inception	3.90%
Inception Date	May 03, 2004
Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.57%
Five Years	(0.64%)
Since Inception	1.34%
Inception Date	May 16, 2006
Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.66%
Five Years	(0.56%)
Since Inception	1.39%
Inception Date	May 15, 2006
Return After Taxes on Distributions | Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.14%
Five Years	(2.34%)
Ten Years	1.79%
Return After Taxes on Distributions | Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.13%
Five Years	(0.98%)
Since Inception	3.66%
Return After Taxes on Distributions | Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.31%
Five Years	(1.01%)
Since Inception	0.96%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.95%
Five Years	(1.46%)
Ten Years	1.89%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.29%
Five Years	(0.59%)
Since Inception	3.35%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.12%
Five Years	(0.56%)
Since Inception	1.11%
Standard & Poor's 500 Index | Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Standard & Poor's 500 Index | Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Standard & Poor's 500 Index | Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Since Inception	1.66%
Standard & Poor's 500 Index | Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Since Inception	1.63%
Russell 3000 Index | Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.03%
Five Years	(0.01%)
Since Inception	0.22%
Russell 3000 Index | Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.03%
Five Years	(0.01%)
Since Inception	4.09%